Shareholders' Equity (Shares of Common Stock Outstanding) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Shareholders' Equity
Number of shares outstanding at beginning of year	3,669,044,614		1,906,885,059
New issue		800,000,000	695,172,900
Conversion of convertible bonds		258,040,481
Repurchases of common stock	(75,030,934)	(26,857)	(74,263)
Sales of common stock	2,409	6,328	32,162
Common stock issued to employees	6,870,600	6,122,900	2,801,200
Other net change in treasury stock	243	121,919	(37,215)
Number of shares outstanding at end of year	3,600,886,932	3,669,044,614	2,604,779,843